Lease Transactions (Tables)	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Profit or Loss of Lease Transactions as a Lessee
The following table presents profit or loss of lease transactions as a lessee for the fiscal years ended March 31, 2022, 2023 and 2024:

	2022	2023	2024
	(in millions)
Finance lease cost:
Amortization of right-of-use assets	¥4,816	¥5,672	¥6,352
Interest on lease liabilities	198	208	324
Operating lease cost	81,206	67,393	65,436

Information of Lease Transactions as a Lessee
The following table presents information of lease transactions as a lessee for the fiscal years ended March 31, 2023 and 2024:

	2023	2024
	(in millions, except years and percentages)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥282	¥322
Operating cash flows from operating leases	101,549	91,424
Financing cash flows from finance leases	8,124	9,115
Right-of-use assets obtained in exchange for new finance lease liabilities	11,066	16,174
Right-of-use assets obtained in exchange for new operating lease liabilities	35,678	50,996
Weighted-average remaining lease term:
Finance leases	3.5 years	3.8 years
Operating leases	7.6 years	7.3 years
Weighted-average discount rate:
Finance leases	0.84%	1.17%
Operating leases	0.90%	1.48%

Maturities of Lease Liabilities as a Leasee
Maturities of lease liabilities as of March 31, 2024 are as follows:

	Finance leases	Operating leases
	(in millions)
2025	¥9,313	¥80,332
2026	6,484	61,524
2027	5,055	45,592
2028	3,901	38,458
2029	1,978	29,947
2030 and thereafter	434	91,907
Total undiscounted cash flows	27,165	347,760
Difference between undiscounted and discounted cash flows	(794)	(19,201)
Amount on balance sheet	¥26,371	¥328,559

Profit or Loss of Lease Transactions as a Lessor
The following table presents profit or loss of lease transactions as a lessor for the fiscal years ended March 31, 2022, 2023 and 2024:

	2022	2023	2024
	(in millions)
Sales type and direct financing leases:
Finance income on net investment	¥116,430	¥127,724	¥143,086
Operating leases:
Lease income	4,202	6,978	8,545
Total	¥120,632	¥134,702	¥151,631

Component of Direct Financing Lease Transactions
The following table presents the components of sales type and direct financing leases transactions as of March 31, 2023 and 2024:

	2023	2024
	(in millions)
Lease receivables (undiscounted)	¥2,046,277	¥2,281,720
Adjustments:
Discounted unguaranteed residual value	10,278	7,470
Initial direct cost on sales type and direct financing leases	32,780	36,671
Deferred selling profit	(350,553)	(403,356)
Net investment in sales type and direct financing leases	¥1,738,782	¥1,922,505

Maturity of the Lease Payment Receivables of Direct Financing Lease Transactions
The following table presents maturity of the lease payment receivables of sales type and direct financing lease transactions as of March 31, 2024:

Lease receivables
(in millions)
2025	¥559,547
2026	535,710
2027	420,824
2028	306,061
2029	207,992
2030 and thereafter	251,586
Total undiscounted cash flows	2,281,720
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(359,215)
Amount on balance sheet	¥1,922,505